Property and Equipment	12 Months Ended
Jan. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 5 – Property and equipment

The balances of our major classes of depreciable assets and useful lives are:

	January 31, 2021	January 31, 2020
Geology Equipment (3 to 7 years)	$315,052	$315,052
Vehicles and transportation equipment (5 years)	48,592	48,592
Office furniture and equipment (3 to 7 years)	71,584	71,584
	435,228	435,228
Less: accumulated depreciation	(401,672)	(395,336)
	$33,556	$39,892

Depreciation expense was $6,336 and $2,684 for the years ended January 31, 2021 and 2020, respectively.